Property and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Category	March 31, 2023	December 31, 2022
Machinery and equipment	$6,920	$6,912
Computer, software and related equipment	1,877	1,858
Leasehold improvements and office equipment	2,160	2,148
Total	10,957	10,918
Less: accumulated depreciation and amortization	(8,884)	(8,678)
Property and equipment, net	$2,073	$2,240

	As of
Category	December 31, 2022	December 31, 2021
Machinery and equipment	$6,912	$1,804
Computer, software and related equipment	1,858	700
Office furniture and equipment	270	667
Leasehold improvements	1,878	1,338
	10,918	4,509
Less: accumulated depreciation and amortization	(8,678)	(2,457)
Property and equipment, net	$2,240	$2,052